Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,037,500.00
Previously Paid Amount	0.00
Total Fee Amount	29,420.48
Total Offset Amount	0.00
Net Fee	29,420.48
Narrative - Max Aggregate Offering Price	$ 213,037,500.00
Final Prospectus	true